Expense Example (Invesco Small Cap Growth Fund, Class Institutional, Invesco Small Cap Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Small Cap Growth Fund | Class Institutional, Invesco Small Cap Growth Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 84
3 Years	262
5 Years	455
10 Years	$ 1,014